UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2024	Mar. 31, 2024
CURRENT ASSETS
Cash		$ 5,444,920	$ 4,283,794
Short-term investment		437,115	2,103,762
Advances to vendors		$ 10,690,258	8,123,120
Due from related parties			$ 2,197
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party	Related party
Deferred initial public offering costs		$ 153,987	$ 118,103
Other current assets		757,038	848,185
TOTAL CURRENT ASSETS		31,366,363	27,514,785
Property and equipment, net		44,560	54,486
Right-of-use operating lease assets		190,240	224,835
Deferred tax assets		116,609	76,821
TOTAL NONCURRENT ASSETS		351,409	356,142
TOTAL ASSETS		31,717,772	27,870,927
CURRENT LIABILITIES
Short-term bank loans		1,635,887	1,563,452
Accounts payable		1,845,371	1,525,192
Deferred revenue		8,010	14,099
Taxes payable		3,110,014	2,579,976
Due to related parties		$ 562,644	$ 417,557
Other Liability, Current, Related Party [Extensible Enumeration]		Related party	Related party
Operating lease liabilities, current		$ 91,387	$ 83,477
Accrued expenses and other current liabilities		1,257,021	883,805
TOTAL CURRENT LIABILITIES		8,652,833	7,206,039
Operating lease liabilities, non-current		118,076	160,706
TOTAL NONCURRENT LIABILITIES		1,899,312	2,030,201
TOTAL LIABILITIES		10,552,145	9,236,240
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		5,346,674	5,346,674
Statutory reserve		818,465	741,584
Retained earnings		15,570,667	13,720,353
Accumulated other comprehensive loss		(572,379)	(1,176,124)
TOTAL SHAREHOLDERS' EQUITY		21,165,627	18,634,687
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		31,717,772	27,870,927
Non-related party
CURRENT ASSETS
Accounts receivable		9,858,094	9,163,752
CURRENT LIABILITIES
Current portion of long-term loans		142,499	138,481
Long-term loans		427,497	484,684
Related party
CURRENT ASSETS
Accounts receivable		4,024,951	2,871,872
CURRENT LIABILITIES
Long-term loans		1,353,739	1,384,811
Class A
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	2,082	2,082
Class B
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	$ 118	$ 118

[1]	The share numbers and amounts are presented on a retrospective basis, see Note 10.